Trade and other payables	12 Months Ended
Jun. 30, 2025
Trade And Other Payables
Trade and other payables

16.	Trade and other payables

	2025	2025	2024
	US$	S$	S$

Trade payables
- third parties	1,617,002	2,056,665	829,324
Accruals	1,131,435	1,439,072	1,074,868
GST payables	219,858	279,638	391,330
Other payables
- third parties	2,200,967	2,799,410	280,427
	5,169,262	6,574,785	2,575,949

Trade payables are non-interest bearing and are normally settled on 30 to 90 days terms (June 30, 2024: 30 to 90 days).

Other payables are non-trade related, unsecured, non-interest bearing, repayable on demand and are to be settled in cash.

Trade and other payables are denominated in Singapore Dollar.